UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 13, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-                        Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $79,719


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-                         Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Comcast Corp New                     Cl A Spl     20030N200    4,460   133,359   Sh        Defined      03,04   133,359     0    0
Creo Inc                                Com       225606102    5,051   314,499   Sh        Defined      03,04   314,499     0    0
Enzon Pharmaceuticals Inc               Com       293904108    4,859   476,856   Sh        Defined      03,04   476,856     0    0
Eon Labs Inc                            Com       29412E100    2,211    73,105   Sh        Defined      03,04    73,105     0    0
Gillette Co                             Com       375766102    5,689   112,700   Sh        Defined      03,04   112,700     0    0
Great Lakes Chemical Corp               Com       390568103    1,516    47,200   Sh        Defined      03,04    47,200     0    0
Guidant Corp                            Com       401698105    3,791    51,300   Sh        Defined      03,04    51,300     0    0
Hibernia Corp                          Cl A       428656102    1,626    50,800   Sh        Defined      03,04    50,800     0    0
Mandalay Resort Group                   Com       562567107   11,828   167,800   Sh        Defined      03,04   167,800     0    0
May Department Stores Co                Com       577778103    4,372   118,100   Sh        Defined      03,04   118,100     0    0
Nextel Communications Inc              Cl A       65332V103    5,484   192,967   Sh        Defined      03,04   192,967     0    0
Nextel Partners Inc                    Cl A       65333F107      613    27,959   Sh        Defined      03,04    27,959     0    0
Palamone Inc                            Com       69713P107      888    35,000   Sh        Defined      03,04    35,000     0    0
Sears Holdings Corp                     Com       812350106    4,696    35,260   Sh        Defined      03,04    35,260     0    0
Titan Corp                              Com       888266103    2,746   151,200   Sh        Defined      03,04   151,200     0    0
Toys R Us Inc                           Com       892335100    4,956   192,400   Sh        Defined      03,04   192,400     0    0
USF Corp                                Com       91729Q101    3,518    72,900   Sh        Defined      03,04    72,900     0    0
Veritas Software Co                     Com       923436109    5,724   246,504   Sh        Defined      03,04   246,504     0    0
Western Wireless Corp                  Cl A       95988E204    5,691   149,930   Sh        Defined      03,04   149,930     0    0